Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Total credit facilities	$ 6,193	$ 6,342
Credit facilities utilized:
Short-term borrowings	(363)	(98)
Long-term debt (including current portion)	(33,318)	(33,405)
Letters of credit outstanding	(111)	(102)
Credit facilities unutilized	3,532	3,926
Current installments of long-term debt	$ 2,383	$ 1,990
Credit facility
Credit facilities utilized:
Long-term debt (including current portion), weighted average interest rate (percent)	4.50%	4.60%
Current installments of long-term debt	$ 1,544	$ 1,860
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (363)	$ (98)
Short-term borrowings, weighted average interest rate (percent)	5.00%	6.10%
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (2,187)	$ (2,216)
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	4,277
Credit facilities utilized:
Letters of credit outstanding	(89)
Credit facilities unutilized	2,349
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(363)
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,476)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,916
Credit facilities utilized:
Letters of credit outstanding	(22)
Credit facilities unutilized	1,183
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	0
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (711)